Consolidated Balance Sheets - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current assets:
Cash	$ 237,508	$ 244,247
Trade accounts receivable, net of allowance for credit losses of $72,909 in 2025 and $92,125 in 2024	10,280,616	10,946,215
Income taxes refundable - current	13,500	5,000
Other receivables	19,863	60,521
Inventories	19,801,754	18,725,317
Prepaid expenses and other assets	402,542	618,940
Total current assets	30,755,783	30,600,240
Property and equipment, net	6,589,517	6,881,357
Intangible assets, net	481,225	513,956
Other assets, net	2,233,256	2,362,458
Total assets	40,059,781	40,358,011
Current liabilities:
Current installments of long-term debt	2,570,793	57,184
Note payable, revolver - current	5,624,816	8,321,782
Accounts payable and accrued expenses	6,848,785	5,178,792
Accrued compensation and payroll taxes	1,784,207	1,567,232
Income taxes payable	24,688	18,522
Total current liabilities	16,853,289	15,143,512
Long-term debt, excluding current installments	0	2,570,791
Other noncurrent liabilities	1,632,587	1,801,792
Total liabilities	18,485,876	19,516,095
Redeemable restricted common stock, no par value, 642,199 shares issued and outstanding as of October 31, 2025 and no shares issued and outstanding as of October 31, 2024	5,066,950	0
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 8,227,871 shares in 2025 and 8,220,344 shares in 2024	15,743,742	15,464,416
Retained earnings	763,213	5,377,500
Total shareholders’ equity	16,506,955	20,841,916
Commitments and Contingencies
Total liabilities, redeemable common stock and shareholders' equity	$ 40,059,781	$ 40,358,011